Utility Plant and Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Public Utility, Property, Plant and Equipment [Line Items]
Annual depreciation and amortization expense percentage	3.60%	3.60%	3.60%
Gas plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Amortization of intangibles	$ 12.7	$ 11.7	$ 10.3